Parent Company (the "Company") Only Financial Information - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (12,884,556)	$ (1,814,752)	¥ (10,537,119)	¥ (6,878,132)
Total operating expenses	(25,706,980)	(3,620,753)	(20,784,652)	(11,317,736)
Loss from operations	(22,655,184)	(3,190,916)	(15,640,659)	(4,496,303)
Interest and investment income	2,210,018	311,275	1,358,719	911,833
Interest expense	403,530	56,836	333,216	637,410
Gain on extinguishment of debt	(170,193)	(23,971)	(138,332)
Equity in loss of subsidiaries and VIEs	64,394	9,070	377,775	62,510
Other income/(losses), net	155,191	21,858	(282,952)	184,686
Loss before income tax expense	(20,458,918)	(2,881,578)	(14,382,001)	(3,974,684)
Income tax expense	260,835	36,738	55,103	42,265
Net loss	(20,719,753)	(2,918,316)	(14,437,104)	(4,016,949)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(42,700)	(279,355)	(6,586,579)
Net loss attributable to ordinary shareholders of NIO Inc.	(21,146,967)	(2,978,488)	(14,559,445)	(10,572,309)
Total comprehensive loss	(21,478,799)	(3,025,225)	(12,973,494)	(4,223,070)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	(21,749,987)	(3,063,421)	(13,247,134)	(10,783,157)
Parent
Operating expenses:
Selling, general and administrative	(99,587)	(14,027)	(24,039)	(4,735)
Total operating expenses	(99,587)	(14,027)	(24,039)	(4,735)
Loss from operations	99,587	14,027	24,039	4,735
Interest and investment income	524,173	73,828	207,057	61,292
Interest expense	(207,649)	(29,247)	(113,277)	(471,270)
Gain on extinguishment of debt	170,193	23,971	138,332
Equity in loss of subsidiaries and VIEs	(21,349,555)	(3,007,022)	(14,138,689)	(3,632,893)
Other income/(losses), net	121,800	17,155	(351,874)	61,876
Loss before income tax expense	(20,840,625)	(2,935,342)	(14,282,490)	(3,985,730)
Income tax expense	(3,179)	(446)	2,400	0
Net loss	(20,843,804)	(2,935,788)	(14,280,090)	(3,985,730)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(42,700)	(279,355)	(6,586,579)
Net loss attributable to ordinary shareholders of NIO Inc.	(21,146,967)	(2,978,488)	(14,559,445)	(10,572,309)
Total comprehensive loss	(21,446,824)	(3,020,721)	(12,967,779)	(4,196,578)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (21,749,987)	$ (3,063,421)	¥ (13,247,134)	¥ (10,783,157)